RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 22, 2022	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Operating expense			$ 1,964,491	$ 1,594,454
Due from related party			$ 0	$ 9,133
Mr Zhi Yang [Member]
Related Party Transaction [Line Items]
Operating expense	$ 21,311
Common stock, shares subscribed but unissued		12,000,000
Stock paid		$ 30,000
Number of shares		12,000,000
Date of payment		Feb. 05, 2024